CONTRIBUTING EMPLOYEE OWNERSHIP PLAN	12 Months Ended
Dec. 31, 2015
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
CONTRIBUTING EMPLOYEE OWNERSHIP PLAN
CONTRIBUTING EMPLOYEE OWNERSHIP PLAN

The CEOP is a defined contribution plan available to essentially all domestic employees.  Company matching contributions are invested in the same investment allocation as the employee’s contribution.  Our matching contributions for eligible employees amounted to $6.9 million, $5.7 million and $5.2 million in 2015, 2014 and 2013, respectively.

Employees generally become vested in the value of the contributions we make to the CEOP according to a schedule based on service.  After two years of service, participants are 25% vested.  They vest in increments of 25% for each additional year and after five years of service, they are 100% vested in the value of the contributions that we have made to their accounts.

Employees may transfer any or all of the value of the investments, including Olin common stock, to any one or combination of investments available in the CEOP.  Employees may transfer balances daily and may elect to transfer any percentage of the balance in the fund from which the transfer is made.  However, when transferring out of a fund, employees are prohibited from trading out of the fund to which the transfer was made for seven calendar days.  This limitation does not apply to trades into the money market fund or the Olin Common Stock Fund.